Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Impairment charges on accrued income assets	£ 0	£ 0
Trade and other receivables	1,118	1,275
Disposal groups classified as held for sale [member]
Disclosure of other provisions [line items]
Trade and other receivables	£ 6	£ 0